Description of Business and Significant Accounting Policies - Revenue Recognition (Details) (Bill and Hold Transactions [Member], Revenue [Member], Maximum [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bill and Hold Transactions [Member] | Revenue [Member] | Maximum [Member]
Concentration Risk [Line Items]
Percentage of total revenue	1.00%	1.00%	1.00%